Schedule of senior secured term facilities and other borrowings (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
CEBA Loans [Member]
Line of Credit Facility [Line Items]
Interest rate	5.00%
Senior Secured Term Facilities [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 41,338	$ 41,815
Senior Secured Term Facilities [Member] | CWB Financial Limited [Member]
Line of Credit Facility [Line Items]
Nominal amount	$ 40,783
Interest rate	8.78%
Maturity	September 2027
Line of credit	$ 38,817	41,815
Senior Secured Term Facilities [Member] | CWB Financial Limited One [Member]
Line of Credit Facility [Line Items]
Nominal amount	$ 2,058
Interest rate	9.21%
Maturity	October 2027
Line of credit	$ 2,008
Senior Secured Term Facilities [Member] | CWB Financial Limited Two [Member]
Line of Credit Facility [Line Items]
Nominal amount	$ 1,968
Interest rate	8.67%
Maturity	November 2027
Line of credit	$ 513
Other Borrowings [Member]
Line of Credit Facility [Line Items]
Line of credit	2,253	690
Other Borrowings [Member] | CEBA Loans [Member]
Line of Credit Facility [Line Items]
Nominal amount	$ 1,060
Interest rate	5.00%
Maturity	December 2026
Line of credit	$ 940	690
Other Borrowings [Member] | Macdonald DND Site Development LP [Member]
Line of Credit Facility [Line Items]
Nominal amount	$ 1,308
Interest rate	3.00%
Maturity	September 2024
Line of credit	$ 971
Other Borrowings [Member] | Meridian One Cap [Member]
Line of Credit Facility [Line Items]
Nominal amount	$ 42
Interest rate	6.00%
Maturity	November 2027
Line of credit	$ 42
Other Borrowings [Member] | Arbinder Sohi [Member]
Line of Credit Facility [Line Items]
Nominal amount	$ 300
Interest rate	12.00%
Maturity	On demand
Line of credit	$ 300